Leases - Lease Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Lease expenses	$ 5,152	$ 6,765	$ 7,751
Charter-in contracts [Member]
Property, Plant and Equipment [Line Items]
Lease expenses	4,058	5,887	6,587
Land lease agreements [Member]
Property, Plant and Equipment [Line Items]
Lease expenses	630	571	564
Office lease agreements [Member]
Property, Plant and Equipment [Line Items]
Lease expenses	$ 464	$ 307	$ 600